SCHEDULE OF LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
DECD loan, net of issuance costs	$ 1,507	$ 1,596
Less: Current portion, net of issuance costs	(229)	(166)
Total long-term debt, net of issuance costs	$ 1,278	$ 1,430